Restructuring, Impairments and Gains on Sale - Schedule of Net Restructuring Charges (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Restructuring Charges [Line Items]
Restructuring Charges	$ (27,794)	$ 80,529	$ 466,045	$ 136,216	$ 206,703	$ 329,221
One-time Employe Benefits
Restructuring Charges [Line Items]
Restructuring Charges	7,076	106,910	545,102	153,031	$ 191,600	$ 139,300
Ceased use buildings
Restructuring Charges [Line Items]
Restructuring Charges	41,495		65,745
Gains on lease terminations, net
Restructuring Charges [Line Items]
Restructuring Charges	(96,415)	(39,193)	(179,995)	(31,686)
Other, net
Restructuring Charges [Line Items]
Restructuring Charges	$ 20,050	$ 12,812	$ 35,193	$ 14,871